Earnings per share (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted Average Number of Shares Outstanding Reconciliation
Weighted average number of common shares outstanding used to compute basic earnings per share	53,437	53,481	46,739
Dilutive effect of stock-based awards	857	1,074	1,087
Number of shares used to compute diluted earnings per share	54,294	54,555	47,826